NOTE 8 - TAXES: Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Details
Current income tax provision	$ 938,119	$ 889,799	$ 673,319
Deferred income tax provision (benefit)	(12,747)	53,398	(66,509)
Total income tax expense	$ 925,372	$ 943,197	$ 606,810